Earnings Per Common Share - Schedule of EPS (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net Earnings to Common Shareholders
Basic EPS	CAD 585	CAD 728
Effect of potential dilutive securities:
Stock Options	0	0
Preference Shares	7	10
Diluted EPS	CAD 592	CAD 738
Weighted Average Shares
Basic EPS (shares)	308.9	278.6
Effect of potential dilutive securities:
Stock Options (shares)	0.7	0.7
Preference Shares (shares)	3.8	5.4
Diluted EPS (shares)	313.4	284.7
EPS
Basic (CAD per share)	CAD 1.89	CAD 2.61
Diluted (CAD per share)	CAD 1.89	CAD 2.59